Receivables, net and Contract assets and liabilities	12 Months Ended
Dec. 31, 2022
Receivables, net and Contract assets and liabilities
Receivables, net and Contract assets and liabilities
—
Note 8
Receivables, net and Contract assets and liabilities
“Receivables, net” consisted of the

following:
December 31, ($ in millions)
2022 2021
Trade receivables

6,478 6,206
Other receivables

688 684
Allowance

(308) (339)
Total 6,858 6,551
“Trade receivables”

in the table above includes contractual

retention amounts billed to customers

of
$ 100

million and $
119

million at December 31, 2022 and

2021, respectively. Management expects that the
substantial majority of related contracts

will be completed and

the substantial majority of the billed

amounts
retained by the customer will be

collected. Of the retention

amounts outstanding at December 31, 2022,
52

percent and
34

percent are expected to be

collected in 2023 and 2024, respectively.
“Other receivables”

in the table above consists

of value added tax, claims, rental

deposits and other
non
‑
trade receivables.
The reconciliation of changes in

the allowance for doubtful accounts

is as follows:
($ in millions) 2022 2021 2020
Balance at January 1, 339 357 228
Transition adjustment — — 56
Current-period provision

for expected credit

losses
37 33 115
Write-offs charged against

the allowance
(48) (37) (42)
Exchange rate differences

(20) (14) —
Balance at December 31, 308 339 357
The following table provides

information about Contract assets and

Contract liabilities:
December 31, ($ in millions) 2022 2021 2020
Contract assets 954 990 985
Contract liabilities 2,216 1,894 1,903
Contract assets primarily relate

to the Company’s right to receive consideration

for work completed but for
which no invoice has been

issued at the reporting date. Contract assets

are transferred to receivables

when
rights to receive payment become unconditional.

Management expects that the majority

of the amounts will
be collected within one year

of the respective balance sheet

date.
Contract liabilities primarily relate

to up-front advances received

on orders from customers as well

as
amounts invoiced to customers in excess

of revenues recognized

predominantly on long-term projects.
Contract liabilities are reduced

as work is performed and as revenues

are recognized. In addition to the
amounts presented as Contract liabilities

in the table above, $
59

million are non-current and

are included in
Other non-current liabilities

in the Balance Sheet.
The significant changes in the Contract

assets and Contract liabilities

balances were as follows:
2022 2021
Contract Contract Contract Contract
($ in millions) assets liabilities assets liabilities
Revenue recognized, which

was included in

the Contract liabilities
balance at January 1, 2022/2021 (1,043) (1,086)
Additions to Contract

liabilities - excluding

amounts recognized

as
revenue during the period 1,481 1,136
Receivables recognized

that were included in

the Contract assets
balance at January 1, 2022/2021 (591) (566)
The Company considers its order

backlog to represent its unsatisfied

performance obligations. At
December 31, 2022, the Company

had unsatisfied performance

obligations totaling $
19,867

million and, of
this amount, the Company expects

to fulfill approximately
77

percent of the obligations in
2023 ,
approximately 13

percent of the obligations in
2024

and the balance thereafter.